Financial Debt - Additional information (Details)	Jun. 30, 2026
Disclosure of financial debt
Percentage of discount rate (in negative)	(25.00%)
Discount rate used for the fixed part of the recoverable cash advances	3.80%
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate for variable part	9.40%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Discount rate | Recoverable Cash Advances
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Discount rate | Recoverable Cash Advances | Fair value
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
Revenue projections | Recoverable Cash Advances
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Revenue projections | Recoverable Cash Advances | Fair value
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%